Offerings - Offering: 1	Jul. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	32,673,624
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 130,694,496.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,009.33
Offering Note	Represents shares offered by the selling stockholders identified in this prospectus. Includes an indeterminable number of additional shares of common stock that, pursuant to Rule 416 under the Securities Act of 1933, as amended, may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended, based upon the original sale price of the shares of common stock registered hereunder. On November 1, 2024, January 24, 2025 and March 24, 2025, Lomond Therapeutics Holdings, Inc. sold shares of common stock at a price of $4.00 per share in the offering. The price per share and aggregate offering price in the table above are based on the price per share in the offering.